Document And Entity Information	Aug. 22, 2022
Document Information [Line Items]
Entity, Registrant Name	SB PARTNERS
Document, Type	8-K
Document, Period End Date	Aug. 22, 2022
Entity, Incorporation, State or Country Code	NY
Entity, File Number	0-8952
Entity, Tax Identification Number	13-6294787
Entity, Address, Address Line One	8 Wright Street, Suite 107
Entity, Address, City or Town	Westport
Entity, Address, State or Province	CT
Entity, Address, Postal Zip Code	06880
City Area Code	203
Local Phone Number	283-9593
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000087047